Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Share Award Activity
The following table reflects the amount of shares outstanding as of December 31, 2020 and activity for the period presented:

	Number of Common Shares	Weighted-Average Issue Price
Unvested, December 31, 2017	382,510	$21.47
Granted	—	—
Vested	(60,268)	21.78
Forfeitures	—	—
Unvested, December 31, 2018	322,242	21.41
Granted	15,000	17.50
Vested	(60,001)	21.48
Forfeitures	—	—
Unvested, December 31, 2019	277,241	21.18
Stock dividend	2,878	15.75
Granted	—	—
Vested	(64,735)	21.18
Forfeitures	—	—
Unvested, December 31, 2020	215,384	21.11